Horizon Multi-Factor U.S. Equity Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Banking - 6.5%
Citigroup, Inc.	5,876	$326,059
Fifth Third Bancorp	8,831	303,257
JPMorgan Chase & Co.	89,720	16,693,302
M&T Bank Corp.	2,220	310,223
Wells Fargo & Co.	71,967	4,000,646
		21,633,487

Consumer Discretionary Products - 1.9%
BorgWarner, Inc.	8,430	262,426
DR Horton, Inc.	11,925	1,782,072
General Motors Co.	8,413	344,765
Lennar Corp., - Class A	10,530	1,669,110
Masco Corp.	8,203	629,662
NVR, Inc.(a)	100	762,557
PulteGroup, Inc.	8,662	938,788
		6,389,380

Consumer Discretionary Services - 2.3%
Chipotle Mexican Grill, Inc.(a)	576	1,548,732
Darden Restaurants, Inc.	2,966	506,326
Live Nation Entertainment, Inc.(a)	3,905	378,707
McDonald's Corp.	14,880	4,349,126
Royal Caribbean Cruises Ltd.(a)	9,273	1,143,825
		7,926,716

Consumer Staple Products - 1.6%
Campbell Soup Co.	6,961	296,817
Church & Dwight Co., Inc.	3,527	353,123
Colgate-Palmolive Co.	17,891	1,547,929
Kimberly-Clark Corp.	4,224	511,822
Kraft Heinz Co.	12,157	428,899
Lamb Weston Holdings, Inc.	2,836	289,868
Molson Coors Brewing Co. - Class B	4,940	308,355
Mondelez International, Inc. - Class A	15,455	1,129,297
Monster Beverage Corp.(a)	6,303	372,507
		5,238,617

Financial Services - 1.1%
American Express Co.	10,425	2,287,453
Bank of New York Mellon Corp.	5,861	328,743
Capital One Financial Corp.	2,321	319,393
CBOE Global Markets, Inc.	1,731	332,352
Synchrony Financial	8,015	331,020
		3,598,961

Health Care - 11.1%
Agilent Technologies, Inc.	2,175	298,758
Amgen, Inc.	12,738	3,488,047
Boston Scientific Corp.(a)	6,873	455,061
Cardinal Health, Inc.	7,174	803,345
Cencora, Inc.	7,054	1,661,922
Charles River Laboratories International, Inc.(a)	1,291	328,159
CVS Health Corp.	37,187	2,765,597
DaVita, Inc.(a)	3,456	438,808
Elevance Health, Inc.	4,222	2,116,278
Gilead Sciences, Inc.	23,473	1,692,403
Humana, Inc.	1,969	689,780
Incyte Corp.(a)	4,708	274,759
McKesson Corp.	3,639	1,897,411
Molina Healthcare, Inc.(a)	2,169	854,391
Regeneron Pharmaceuticals, Inc.(a)	1,730	1,671,336
UnitedHealth Group, Inc.	27,116	13,384,457
Universal Health Services, Inc. - Class B	1,944	324,765
Vertex Pharmaceuticals, Inc.(a)	6,567	2,763,000
Waters Corp.(a)	911	307,390
Zoetis, Inc.	4,962	984,113
		37,199,780

Industrial Products - 6.4%
Allegion PLC	2,424	309,957
Amphenol Corp. - Class A	24,814	2,710,681
AO Smith Corp.	3,712	307,725
Caterpillar, Inc.	13,976	4,667,425
General Dynamics Corp.	6,334	1,730,766
General Electric Co.	32,845	5,153,052
Huntington Ingalls Industries, Inc.	1,520	443,262
PACCAR, Inc.	19,140	2,122,435
Parker-Hannifin Corp.	3,786	2,027,214
Snap-on, Inc.	1,796	495,085
Trane Technologies PLC	4,038	1,138,594
		21,106,196

Industrial Services - 4.5%
Cintas Corp.	2,459	1,545,752
CSX Corp.	36,919	1,400,707
Delta Air Lines, Inc.	7,581	320,449
Expeditors International of Washington, Inc.	2,408	287,997
Fastenal Co.	15,295	1,116,688
FedEx Corp.	2,181	543,004
Republic Services, Inc.	10,727	1,969,477
Robert Half, Inc.	3,506	281,882
Union Pacific Corp.	10,874	2,758,625
United Rentals, Inc.	2,564	1,777,544
Waste Management, Inc.	7,983	1,641,704
WW Grainger, Inc.	1,635	1,591,607
		15,235,436

Insurance - 6.4%
Berkshire Hathaway, Inc. - Class B(a)	42,777	17,512,904
Everest Group Ltd.	853	314,655
Globe Life, Inc.	2,499	317,198
Hartford Financial Services Group, Inc.	3,769	361,221
Loews Corp.	4,366	328,018
Progressive Corp.	9,170	1,738,265
Travelers Cos., Inc.	1,594	352,210
WR Berkley Corp.	4,277	357,557
		21,282,028

Materials - 1.9%
Celanese Corp.	2,168	329,471
CF Industries Holdings, Inc.	3,794	306,252
Ecolab, Inc.	5,104	1,147,583
International Paper Co.	8,353	295,362
Martin Marietta Materials, Inc.	1,238	715,205
Nucor Corp.	3,290	632,667
Packaging Corp. of America	2,047	370,896
Sherwin-Williams Co.	6,679	2,217,629
Steel Dynamics, Inc.	2,537	339,501
		6,354,566

Media - 13.8%
Alphabet, Inc. - Class A(a)(c)	111,227	15,400,490
Booking Holdings, Inc.(a)	1,149	3,985,686
Comcast Corp. - Class A	90,311	3,869,826
Electronic Arts, Inc.	3,837	535,185
Expedia Group, Inc.(a)	5,290	723,778
Meta Platforms, Inc. - Class A	44,505	21,813,235
		46,328,200

Oil & Gas - 2.2%
ConocoPhillips	9,087	1,022,651
Diamondback Energy, Inc.	1,940	354,089
EOG Resources, Inc.	2,999	343,266
Exxon Mobil Corp.	14,715	1,538,012
Marathon Petroleum Corp.	7,730	1,308,148
Phillips 66	14,146	2,015,946
Valero Energy Corp.	5,861	829,097
		7,411,209

Real Estate - 1.5%
Alexandria Real Estate Equities, Inc.	2,381	296,982
CBRE Group, Inc. - Class A(a)	3,291	302,410
Essex Property Trust, Inc.	1,220	282,308
Extra Space Storage, Inc.	2,425	341,852
Host Hotels & Resorts, Inc.	23,276	482,744
Mid-America Apartment Communities, Inc.	2,245	282,152
Prologis, Inc.	7,338	977,935
Public Storage	1,577	447,663
Simon Property Group, Inc.	8,119	1,202,750
VICI Properties, Inc.	9,493	284,125
		4,900,921

Retail & Wholesale - Discretionary - 4.1%
Bath & Body Works, Inc.	7,008	320,266
Builders FirstSource, Inc.(a)	4,039	788,332
Copart, Inc.(a)	6,950	369,393
Home Depot, Inc.	19,334	7,358,713
Ross Stores, Inc.	9,710	1,446,402
TJX Cos., Inc.	29,012	2,876,249
Ulta Beauty, Inc.(a)	1,242	681,312
		13,840,667

Retail & Wholesale - Staples - 3.8%
Bunge Global SA	3,005	283,582
Costco Wholesale Corp.	14,385	10,700,857
Kroger Co.	17,150	850,812
Target Corp.	5,731	876,385
		12,711,636

Software & Tech Services - 12.9%
Akamai Technologies, Inc.(a)	14,400	1,597,248
Broadridge Financial Solutions, Inc.	4,076	829,792
Cognizant Technology Solutions Corp., - Class A	30,905	2,442,113
FactSet Research Systems, Inc.	651	301,140
Fair Isaac Corp.(a)	1,731	2,198,214
Fiserv, Inc.(a)	2,531	377,802
FleetCor Technologies, Inc.(a)	1,086	303,287
Gartner, Inc.(a)	4,445	2,069,414
Gen Digital, Inc.	78,513	1,687,244
International Business Machines Corp.	42,756	7,911,143
Intuit, Inc.	5,707	3,783,113
Leidos Holdings, Inc.	2,828	361,588
Moody's Corp.	795	301,639
Salesforce, Inc.(a)	15,187	4,690,049
Visa, Inc. - Class A	51,048	14,428,207
		43,281,993

Tech Hardware & Semiconductors - 14.6%
Analog Devices, Inc.	7,661	1,469,533
Applied Materials, Inc.	22,823	4,601,573
Arista Networks, Inc.(a)	10,777	2,991,049
Broadcom, Inc.	11,341	14,748,856
Cisco Systems, Inc.	124,916	6,042,187
F5, Inc.(a)	9,313	1,743,580
Juniper Networks, Inc.	49,034	1,815,729
Lam Research Corp.	3,834	3,597,251
Microchip Technology, Inc.	19,269	1,621,294
NetApp, Inc.	19,787	1,763,417
QUALCOMM, Inc.	37,884	5,977,716
Skyworks Solutions, Inc.	13,227	1,387,777
Teledyne Technologies, Inc.(a)	3,390	1,448,445
		49,208,407

Telecommunications - 1.8%
T-Mobile US, Inc.	37,063	6,052,388

Utilities - 0.9%
Atmos Energy Corp.	2,614	295,147
Consolidated Edison, Inc.	3,326	290,060
Constellation Energy Corp.	2,619	441,171
DTE Energy Co.	2,741	296,987
Edison International	4,243	288,609
Entergy Corp.	2,998	304,507
NiSource, Inc.	11,408	297,292
PPL Corp.	11,169	294,527
Public Service Enterprise Group, Inc.	5,961	371,966
Xcel Energy, Inc.	4,872	256,706
		3,136,972
TOTAL COMMON STOCKS (Cost $284,818,911)		332,837,560

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(b)	3,660,746	3,660,746
TOTAL SHORT-TERM INVESTMENTS (Cost $3,660,746)		3,660,746

TOTAL INVESTMENTS - 100.4% (Cost $288,479,657)		$336,498,306
Liabilities in Excess of Other Assets - (0.4)%		(1,469,009)
TOTAL NET ASSETS - 100.0%		$335,029,297

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b) (c)
The rate shown represents the 7-day effective yield as of February 29, 2024.
All or a portion of the security is segregated as collateral at the broker on February 29, 2024. The value of the securities segregated as collateral is $2,769,200, which is 0.83% of total net assets.

Horizon Multi-Factor U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$332,837,560	$–	$–	$332,837,560
Money Market Funds	3,660,746	–	–	3,660,746
Total Assets	$336,498,306	$–	$–	$336,498,306

Refer to the Schedule of Investments for industry classifications.